Summary of Significant Accounting Policies (Details) - Schedule of Contract Liabilities - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Contract Liabilities Abstract
Contract liabilities, beginning of the period	$ 5,023,418	$ 1,149,047
Revenue recognized from amounts included in contract liabilities at the beginning of the period	(5,023,418)	(1,149,047)
Cash received prior to completion of performance obligation	585,809	1,134,258
Contract liabilities, as of the end of the period	$ 585,809	$ 1,134,258